Trade and other receivables and deferred expenses - Additional Information (Details)	12 Months Ended
Dec. 31, 2023
Bottom
Disclosure of financial assets [line items]
Trade receivables period	30 days
Top of range
Disclosure of financial assets [line items]
Trade receivables period	90 days